Stock Incentive Plans - Summary of Options Activity (Q1) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
2016 Plan, 2018 Inducement Incentive Award Plan and Old Cartesian Plan
Number of Options
Beginning balance (in shares)	776,865
Granted (in shares)	641,089
Exercised (in shares)	(52,558)
Forfeited (in shares)	(17,778)
Ending balance (in shares)	1,347,618	776,865
Vested (in shares)	583,183
Vested and expected to vest (in shares)	1,200,826
Weighted-average exercise price
Beginning balance (in dollars per share)	$ 2.97
Granted (in dollars per share)	19.78
Exercised (in dollars per share)	2.93
Forfeited (in dollars per share)	11.46
Ending balance (in dollars per share)	10.86	$ 2.97
Vested (in dollars per share)	2.98
Vested and expected to vest (in dollars per share)	$ 9.77
Weighted-average remaining contractual term
Outstanding, term	7 years 10 months 17 days	6 years 6 months
Vested, term	5 years 10 months 24 days
Vested and expected to vest, term	7 years 8 months 19 days
Aggregate intrinsic value
Outstanding	$ 11,827	$ 13,760
Vested	9,633
Vested and expected to vest	$ 11,827
Old Cartesian Plan
Number of Options
Beginning balance (in shares)	14,112.299
Ending balance (in shares)	14,112.299	14,112.299
Vested (in shares)	11,323.762
Vested and expected to vest (in shares)	14,112.299
Weighted-average exercise price
Beginning balance (in dollars per share)	$ 79.94
Ending balance (in dollars per share)	79.94	$ 79.94
Vested (in dollars per share)	73.14
Vested and expected to vest (in dollars per share)	$ 79.94
Weighted-average remaining contractual term
Outstanding, term	5 years 7 months 24 days	5 years 10 months 28 days
Vested, term	5 years 18 days
Vested and expected to vest, term	5 years 7 months 24 days
Aggregate intrinsic value
Outstanding	$ 8,043	$ 8,601
Vested	6,530
Vested and expected to vest	$ 8,043